T. Rowe Price Fund Profiles

         Equity Income Fund

         Mid-Cap Value Fund

         Small-Cap Value Fund

         Value Fund

         Capital Appreciation Fund



Fund Profile

October 1, 2001
T. Rowe Price
Equity Income Fund


A stock fund seeking substantial dividend income and long-term capital growth.




This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-541-5208, or by visiting our Web site at www.troweprice.com.


1.   What is the fund's objective?

     The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.


2.   What is the fund's principal investment strategy?

     We will normally invest at least 65% of the fund's total assets in the common stocks of well-established companies paying above-average dividends.

     We typically employ a "value" approach in selecting investments. Our in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

     In selecting investments, we generally look for companies with the following:

     o    an established operating history;

     o    above-average dividend yield relative to the S&P 500;

     o    low price/earnings ratio relative to the S&P 500;

     o    a sound balance sheet and other positive financial characteristics;
          and

     o low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-541-5208.


3.   What are the main risks of investing in the fund?

     The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     The fund's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

     As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

     As with any mutual fund, there can be no guarantee the fund will achieve its objective.

     o The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


4.   How can I tell if the fund is appropriate for me?

     Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek a relatively conservative equity investment that provides substantial dividend income along with the potential for capital growth, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

     The fund can be used in both regular and tax-deferred accounts, such as IRAs.

     o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


5.   How has the fund performed in the past?

     The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

     Equity Income Fund
     Calendar Year Total Returns

     '91              25.28
     '92              14.13
     '93              14.84
     '94               4.53
     '95              33.35
     '96              20.40
     '97              28.82
     '98               9.23
     '99               3.82
     '00              13.12

     The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 14.76% in the first quarter of 1991, and the worst was -8.52% in the third quarter of 1999.


     Table 1 Average Annual Total Returns


                                               Periods ended 09/30/2001

                                      1 year         5 years            10 years

     Equity Income Fund                2.62%          10.87%              13.54%

     S&P 500 Stock Index             -26.60           10.22               12.70

     Lipper Equity Income
       Funds Average                  -9.25            8.12               10.79

     These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


6.   What fees or expenses will I pay?

     The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

     Table 2 Fees and Expenses of the Fund*

                                           Annual fund operating expenses
                                   (expenses that are deducted from fund assets)

     Management fee                                    0.57%

     Other expenses                                    0.21%

     Total annual fund operating expenses              0.78%

     * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

     Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:


            1 year            3 years            5 years            10 years
               $80               $249               $433                $966


7.   Who manages the fund?

     The fund is managed by T. Rowe Price Associates, Inc. Founded in 1937,
     T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

     Brian C. Rogers manages the fund day to day and has been chairman of its Investment Advisory Committee since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


8.   How can I purchase shares?

     Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


9.   How can I sell shares?

     You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access(registered trademark) or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


10.  When will I receive income and capital gain distributions?

     The fund distributes income quarterly and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


11.  What services are available?

     A wide range, including but not limited to:

     o    retirement plans for individuals and large and small businesses;

     o automated information and transaction services by telephone or computer;

     o    electronic transfers between fund and bank accounts;

     o    automatic investing and automatic exchange;

     o    brokerage services; and

     o    asset manager accounts.




Fund Profile

October 1, 2001

T. Rowe Price
Mid-Cap Value Fund


A stock fund seeking long-term capital appreciation through investments in mid-size companies whose stocks appear undervalued.




This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-541-5208, or by visiting our Web site at www.troweprice.com.


1.   What is the fund's objective?

     The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.


2.   What is the fund's principal investment strategy?

     We will invest at least 65% of total assets in companies whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of the companies in the S&P MidCap 400 Index. However, the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. We follow a value approach in selecting investments. Our in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values.

     In selecting investments, we generally favor companies with one or more of the following:

     o attractive operating margins, significant cash flow generation, or prospect thereof;

     o    sound balance sheet and financial management;

     o    stock ownership by management;

     o    significant cash generation; or

     o low stock price relative to assets, earnings, cash flow, or business franchise value.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-541-5208.


3.   What are the main risks of investing in the fund?

     The stocks of mid-cap companies entail greater risk and are usually more volatile than those of larger companies. In addition, the fund's value approach carries the risks that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

     As with any mutual fund, there can be no guarantee the fund will achieve its objective.

     o The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


4.   How can I tell if the fund is appropriate for me?

     Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you can accept the greater risk of investing in mid-cap companies in an effort to achieve significant capital appreciation, the fund could be an appropriate part of your overall investment strategy. The fund should not represent your complete investment program or be used for short-term trading purposes.

     The fund can be used in both regular and tax-deferred accounts, such as IRAs.

     o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


5.   How has the fund performed in the past?

     The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

     Mid-Cap Value Fund
     Calendar Year Total Returns

     '97              27.11

     '98               1.39

     '99               3.52

     '00              22.75

     The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 13.64% in the fourth quarter of 1998, and the worst was -15.90% in the third quarter of 1998.


     Table 1 Average Annual Total Return

                                               Periods ended 09/30/2001

                                                                 Since inception
                                      1 year         5 years        (06/28/1996)

     Mid-Cap Value Fund                8.27%          11.97%              12.50%

     S&P MidCap 400 Index            -19.00           13.67               13.57

     Lipper Mid-Cap Value
       Funds Average                   1.92           10.80               10.86

     Russell Midcap Value Index       -0.04           10.77               10.82

     These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


6.   What fees or expenses will I pay?

     The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.


     Table 2 Fees and Expenses of the Fund*

                                           Annual fund operating expenses
                                   (expenses that are deducted from fund assets)

     Management fee                                    0.67%

     Other expenses                                    0.32%

     Total annual fund operating expenses              0.99%

     * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

     Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:


            1 year            3 years            5 years            10 years
              $101               $315               $547              $1,213


7.   Who manages the fund?

     The fund is managed by T. Rowe Price  Associates,  Inc. Founded in 1937,
     T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

     David J. Wallack manages the fund day to day and has been chairman of its Investment Advisory Committee since 2000. He joined T. Rowe Price in 1990 as an investment analyst for the firm's equity research division.

Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


8.   How can I purchase shares?

     Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


9.   How can I sell shares?

     You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access(registered trademark) or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


10.  When will I receive income and capital gain distributions?

     The fund distributes income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


11.  What services are available?

     A wide range, including but not limited to:

     o    retirement plans for individuals and large and small businesses;

     o    automated   information  and  transaction  services  by  telephone  or computer;

     o    electronic transfers between fund and bank accounts;

     o    automatic investing and automatic exchange;

     o    brokerage services; and

     o    asset manager accounts.




Fund Profile

October 1, 2001

T. Rowe Price
Small-Cap Value Fund


A stock fund seeking long-term capital growth through investments in small U.S. companies whose stocks appear undervalued.




     This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-541-5208, or by visiting our Web site at www.troweprice.com.


1.   What is the fund's objective?

     The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.


2.   What is the fund's principal investment strategy?

     Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less. However, the fund will not sell a stock just because the company has grown to a market capitalization of more than $1 billion and, on occasion, may purchase companies with a market capitalization of more than $1 billion. Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for some of the following:

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o above-average dividend yield relative to a company's peers or its own historic norm;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-541-5208.


3.   What are the main risks of investing in the fund?

     Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

     The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

     As with any mutual fund, there can be no guarantee the fund will achieve its objective.

     o The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


4.   How can I tell if the fund is appropriate for me?

     Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive, long-term approach to capital growth through small-company stocks, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

     The fund can be used in both regular and tax-deferred accounts, such as IRAs.

     o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


 5.      How has the fund performed in the past?

     The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

     Small-Cap Value Fund
     Calendar Year Total Returns

     '91              34.18
     '92              20.87
     '93              23.30
     '94              -1.38
     '95              29.29
     '96              24.61
     '97              27.92
     '98             -12.47
     '99               1.19
     '00              19.77

     The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 17.68% in the first quarter of 1991, and the worst was -20.17% in the third quarter of 1998.


     Table 1 Average Annual Total Return

                                               Periods ended 09/30/2001

                                      1 year         5 years            10 years

     Small-Cap Value Fund              8.56%           9.19%              13.87%

     Russell 2000 Index              -21.21            4.54               10.01

     Lipper Small-Cap Core
       Fund Index                    -15.73            6.61                -

     These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


6.   What fees or expenses will I pay?

     The fund is 100% no load. However, the fund charges a 1.00% redemption fee, payable to the fund, on shares held less than one year. There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

     Table 2 Fees and Expenses of the Fund*

                                           Annual fund operating expenses
                                   (expenses that are deducted from fund assets)

     Management fee                                    0.67%

     Table 2 Fees and Expenses of the Fund*

                Shareholder fees (fees paid directly from your investment)

     Redemption fee (for shares held less than one year)    1.00%

                        Annual fund operating expenses
                  (expenses that are deducted from fund assets)

     Management fee                                         0.67%

     Other expenses                                         0.23%

     Total annual fund operating expenses                   0.90%

     * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

     Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:


            1 year            3 years            5 years            10 years
               $92               $287               $498              $1,108


7.   Who manages the fund?

     The fund is managed by T. Rowe Price  Associates,  Inc. Founded in 1937,
     T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

     Preston G. Athey manages the fund day to day and has been chairman of its Investment Advisory Committee since 1991. He joined T. Rowe Price in 1978 and has been managing investments since 1982.

Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


8.   How can I purchase shares?

     Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


9.   How can I sell shares?

     You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access(registered trademark) or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


10.  When will I receive income and capital gain distributions?

     The fund distributes income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


11.  What services are available?

     A wide range, including but not limited to:

     o    retirement plans for individuals and large and small businesses;

     o    automated   information  and  transaction  services  by  telephone  or computer;

     o    electronic transfers between fund and bank accounts;

     o    automatic investing and automatic exchange;

     o    brokerage services; and

     o    asset manager accounts.




Fund Profile

October 1, 2001

T. Rowe Price
Value Fund


A stock fund seeking long-term capital growth through a value approach to stock selection.




     This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-541-5208, or by visiting our Web site at www.troweprice.com.


1.   What is the fund's objective?

     The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


2.   What is the fund's principal investment strategy?

     In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the portfolio manager regards as undervalued. Holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies.

     Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for one or more of the following

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    companies which may benefit from restructuring activity; and

     o    a sound balance sheet and other positive financial characteristics.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-541-5208.


3.   What are the main risks of investing in the fund?

     The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Small- and mid-size-company stocks are typically more volatile than larger ones.

     As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

     As with any mutual fund, there can be no guarantee the fund will achieve its objective.

     o The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


4.   How can I tell if the fund is appropriate for me?

     Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek a somewhat conservative equity investment that provides potential for capital growth with some dividend income, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

     The fund can be used in both regular and tax-deferred accounts, such as IRAs.

     o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


5.   How has the fund performed in the past?

     The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

     Value Fund
     Calendar Year Total Returns

     '95              39.85
     '96              28.51
     '97              29.25
     '98               6.85
     '99               9.16
     '00              15.75

     The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 15.02% in the second quarter of 1999, and the worst was -13.40% in the third quarter of 1998.

Table 1 Average Annual Total Returns

Periods ended 09/30/2001
                                                                 Since inception
                                      1 year         5 years        (09/30/1994)

     Value Fund                        0.71%          11.54%              16.73%

     S&P 500 Stock Index             -26.62           10.22               14.25

     Lipper Multi-Cap Value
       Funds Average                  -7.84            9.28               12.49

     These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


6.   What fees or expenses will I pay?

     The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.


     Table 2 Fees and Expenses of the Fund*

                                           Annual fund operating expenses
                                   (expenses that are deducted from fund assets)

     Management fee                                    0.67%

     Other expenses                                    0.24%

     Total annual fund operating expenses              0.91%

     * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

     Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:


            1 year            3 years            5 years            10 years
               $93               $290               $504              $1,120


7.   Who manages the fund?

     The fund is managed by T. Rowe Price  Associates,  Inc. Founded in 1937,
     T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

     Brian C. Rogers manages the fund day to day and has been chairman of its Investment Advisory Committee since 1994. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


8.   How can I purchase shares?

     Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


9.   How can I sell shares?

     You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access(registered trademark) or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


10.  When will I receive income and capital gain distributions?

     The fund distributes income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


11.  What services are available?

     A wide range, including but not limited to:

     o    retirement plans for individuals and large and small businesses;

     o    automated   information  and  transaction  services  by  telephone  or computer;

     o    electronic transfers between fund and bank accounts;

     o    automatic investing and automatic exchange;

     o    brokerage services; and

     o    asset manager accounts.




Fund Profile

October 1, 2001

T. Rowe Price
Capital Appreciation Fund


A relatively conservative stock fund seeking long-term capital growth.




     This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-541-5208, or by visiting our Web site at www.troweprice.com.

1.   What is the fund's objective?

     The fund seeks maximum long-term capital appreciation by investing primarily in common stocks, and it may also hold fixed-income and other securities to help preserve principal value in uncertain or declining markets.


2.   What is the fund's principal investment strategy?

     We will invest primarily in the common stocks of established U.S. companies we believe to have above-average potential for capital growth. Common stocks typically constitute at least half of total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures, and options, in keeping with the fund's objective.

     Our common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when we buy them are considered low in terms of company assets, earnings, or other factors; and the smaller category comprises opportunistic investments whose prices we expect to rise in the short term but not necessarily over the long term. Since we attempt to prevent losses as well as achieve gains, we typically use a value approach in selecting investments. Our in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. We may establish relatively large positions in companies we find particularly attractive.

     The fund's approach differs from that of many other funds. We work as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, we search for the best risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund's cash reserves may reflect the manager's ability to find companies that meet valuation criteria rather than his market outlook.

     Bonds and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-541-5208.


3.   What are the main risks of investing in the fund?

     The fund's value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. If the fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the fund than would be the case with a more diversified fund. Our opportunistic trading approach and willingness to realize gains could result in higher taxable capital gain distributions than other stock funds. A sizable cash or fixed-income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund's share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company's stock.

     As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

     As with any mutual fund, there can be no guarantee the fund will achieve its objective.

     o The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


4.   How can I tell if the fund is appropriate for me?

     Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are looking for a relatively conservative way to invest for capital growth in the equity market and are willing to accept price declines, the fund could be appropriate for you. This fund should not represent your complete investment program or be used for short-term trading purposes.

     The fund can be used in both regular and tax-deferred accounts, such as IRAs.

     o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


5.   How has the fund performed in the past?

     The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

     Capital Appreciation Fund
     Calendar Year Total Returns

     '91              21.59
     '92               9.36
     '93              15.66
     '94               3.80
     '95              22.57
     '96              16.82
     '97              16.20
     '98               5.77
     '99               7.07
     '00              22.17

     The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 12.22% in the first quarter of 1991, and the worst was -2.95% in the third quarter of 1998.


     Table 1 Average Annual Total Returns

                                               Periods ended 09/30/2001

                                      1 year         5 years            10 years

     Capital Appreciation Fund        13.69%          12.19%              12.60%

     S&P 500 Stock Index             -26.62           10.22               12.70

     Lipper Mid-Cap Value
       Funds Average                   1.92           10.80               12.45

     These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


6.   What fees or expenses will I pay?

     The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

Table 2 Fees and Expenses of the Fund*

                                           Annual fund operating expenses
                                   (expenses that are deducted from fund assets)

      Management fee                                    0.62%

      Other expenses                                    0.25%

      Total annual fund operating expenses              0.87%

     * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

     Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

            1 year            3 years            5 years            10 years
               $89               $278               $482              $1,073


7.   Who manages the fund?

     The fund is managed by T. Rowe Price  Associates,  Inc. Founded in 1937,
     T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

     Stephen W. Boesel manages the fund day to day and has been chairman of its Investment Advisory Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


8.   How can I purchase shares?

     Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


9.   How can I sell shares?

     You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access(registered trademark) or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


10.  When will I receive income and capital gain distributions?

     The fund distributes income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


11.  What services are available?

     A wide range, including but not limited to:

     o    retirement plans for individuals and large and small businesses;

     o    automated   information  and  transaction  services  by  telephone  or computer;

     o    electronic transfers between fund and bank accounts;

     o    automatic investing and automatic exchange;

     o    brokerage services; and

     o    asset manager accounts.



--------------------------------------------------------------------------------
                                                    T. Rowe Price Investment Kit

Equity Income Fund

Mid-Cap Value Fund

Small-Cap Value Fund

Value Fund

Capital Appreciation Fund








To open an account
Investor Services
1-800-541-5208


For fund information
and account transactions
on the Internet
www.troweprice.com



"T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price
100 East Pratt Street
Baltimore, MD 21202


--------------------------------------------------------------------------------
T. Rowe Price Investment Services, Inc., Distributor.                      11/01